Credit Risk, Concentrations, and Segment Reporting - Revenue by Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Cost of Revenues	$ 3,425	$ 2,728
Vendor One
Concentration Risk [Line Items]
Cost of Revenues	1,400	400
Vendor One | Continuing Operations
Concentration Risk [Line Items]
Cost of Revenues	900	400
Vendor Two
Concentration Risk [Line Items]
Cost of Revenues	900
Vendor Two | Continuing Operations
Concentration Risk [Line Items]
Cost of Revenues	700	$ 400
Vendor Three | Continuing Operations
Concentration Risk [Line Items]
Cost of Revenues	$ 400
Revenue from Contract with Customer Benchmark | Two Customers | Customer Concentration Risk | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	25.00%
Revenue from Contract with Customer Benchmark | One Customer | Customer Concentration Risk | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Accounts Receivable | Customer One | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable | Customer One | Customer Concentration Risk | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	19.00%
Accounts Receivable | Customer Two | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable | Customer Two | Customer Concentration Risk | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	15.00%
Accounts Receivable | Customer Three | Customer Concentration Risk | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Payable | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	33.00%
Accounts Payable | Supplier Concentration Risk | Vendor One | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	46.00%
Accounts Payable | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts Payable | Supplier Concentration Risk | Vendor Two | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	12.00%
Accounts Payable | Supplier Concentration Risk | Vendor Three | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	21.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor One | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	26.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor Two | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage		22.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor Three
Concentration Risk [Line Items]
Concentration risk percentage		17.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor Three | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage		21.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor Four | Continuing Operations
Concentration Risk [Line Items]
Concentration risk percentage		12.00%